Debt - Interest Expense, Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Debt Instrument [Line Items]
Amortization of discounts and debt issue costs	$ 172	$ 119	$ 22
Convertible | Senior Convertible Notes due 2023
Debt Instrument [Line Items]
Contractual interest expense	31	58
Amortization of discounts and debt issue costs	29	50
Interest expense total	$ 60	$ 109